AMOUNTS DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Amounts Due From Related Parties
SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of December 31,
	2022	2021
	$’000	$’000

Due from related parties:
- MWE Investment Pte Ltd(1)	3	-
- Multi Ways Holdings Limited	47	-
- Yin Zhan Holding Pte Ltd(2)	-	12

	50	12

The related party of the Company is as follows:

(1)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(2)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.